COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

23.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and broadcasting rights, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2022	$322.1
2023 to 2026	765.0
2027 and thereafter	386.7